Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income taxes paid (refund) [abstract]
Operating activities - continuing operations	$ (208)	$ (48)
Operating activities - discontinued operations		(59)
Investing activities - discontinued operations	17	(240)
Total income taxes paid	$ (191)	$ (347)